Consolidated Statements of Profit or Loss and Other Comprehensive Income - USD ($) $ in Thousands	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2021	Sep. 30, 2020	Sep. 30, 2021	Sep. 30, 2020	Dec. 31, 2020
Consolidated Statements of Profit or Loss and Other Comprehensive Income [Abstract]
Revenues from proprietary products	$ 17,123	$ 29,691	$ 57,316	$ 77,633	$ 100,916
Revenues from distribution	5,911	5,634	14,857	24,071	32,330
Total revenues	23,034	35,325	72,173	101,704	133,246
Cost of revenues from proprietary products	12,078	15,936	35,605	43,817	57,750
Cost of revenues from distribution	5,226	4,568	12,835	20,500	27,944
Total cost of revenues	17,304	20,504	48,440	64,317	85,694
Gross profit	5,730	14,821	23,733	37,387	47,552
Research and development expenses	2,545	3,365	7,909	10,335	13,609
Selling and marketing expenses	1,256	1,179	3,803	3,297	4,518
General and administrative expenses	2,691	2,514	8,803	7,133	10,139
Other expenses	42		612	34	49
Operating income	(804)	7,763	2,606	16,588	19,237
Financial income	68	250	277	865	1,027
Income (expense) in respect of securities measured at fair value, net *				102	102
Income (expenses) in respect of currency exchange differences and derivatives instruments, net	(48)	(761)	74	(696)	(1,535)
Financial expenses	(61)	(69)	(178)	(204)	(266)
Income before tax on income	(845)	7,183	2,779	16,655	18,565
Taxes on income		348		1,144	1,425
Net Income	(845)	6,835	2,779	15,511	17,140
Amounts that will be or that have been reclassified to profit or loss when specific conditions are met
Gain (loss) from securities measured at fair value through other comprehensive income				(188)	(188)
Gain (loss) on cash flow hedges	68	75	25	516	876
Net amounts transferred to the statement of profit or loss for cash flow hedges	(91)	(266)	(347)	(273)	(528)
Items that will not be reclassified to profit or loss in subsequent periods:
Remeasurement gain (loss) from defined benefit plan					64
Tax effect		14		29	19
Total comprehensive income	$ (868)	$ 6,658	$ 2,457	$ 15,595	$ 17,383
Earnings per share attributable to equity holders of the Company:
Basic net earnings per share (in Dollars per share)	$ (0.02)	$ 0.15	$ 0.06	$ 0.35	$ 0.39
Diluted net earnings per share (in Dollars per share)	$ (0.02)	$ 0.15	$ 0.06	$ 0.35	$ 0.38